Derivative Liabilities (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Beginning balance	$ 3,074,504	$ 1,573,859	$ 334,478
Issuances in derivative value due to new security issuances of notes	4,614,714	5,352,404	149,197
Issuances in derivative value due to vesting of non-employee warrants	26,969	485,700
Issuances in derivative value due to new security issuances of common stock and warrants			1,185,150
Conversion of bridge notes into common stock and warrants			(143,961)
Issuances in derivative value due to allonges		118,633
Adjustment to derivative liability due to debt repayment	(129,139)
Adjustment to derivative liability due to debt conversion	(3,361,772)
Adjustment to derivative liability due to note repayment	(129,139)
Adjustment to derivative liability due to note conversion into new notes	(3,152,786)
Adjustment to derivative liability due to note conversion into equity	(7,923,875)
Adjustment to derivative liability due to warrant expiration	(1,318)
Change in fair market value of derivative liabilities	3,786,629		48,995
Ending balance	$ 209,089	$ 3,074,504	$ 1,573,859